NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2025
Non-controlling interests [Abstract]
Non-controlling Interests Continuity	Non-controlling Interests Continuity

	Nevada Gold Mines	Pueblo Viejo	Tanzania Mines[1]	Loulo-Gounkoto	Tongon	Reko Diq	Other	Total
NCI in subsidiary at June 30, 2025	38.5%	40%	16%	20%	10.3%	50%	Various
At January 1, 2024	$6,162	$1,143	$322	$760	$16	$338	($80)	$8,661
Share of income (loss)	884	101	53	(31)	—	(63)	—	944
Cash contributed	—	—	—	—	—	146	—	146
Disbursements	(667)	(84)	—	(34)	—	—	—	(785)
At December 31, 2024	$6,379	$1,160	$375	$695	$16	$421	($80)	$8,966
Share of income (loss)	632	87	39	(9)	5	(2)	—	752
Cash contributed	—	—	—	—	—	127	—	127
Loss of control[2]	—	—	—	(686)	—	—	—	(686)
Disbursements	(441)	(88)	(35)	—	—	—	—	(564)
At June 30, 2025	$6,570	$1,159	$379	$—	$21	$546	($80)	$8,595
[1]Tanzania mines consist of the two operating mines, North Mara and Bulyanhulu.
[2]Refer to note 16 for further details.